Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)

Communication Services (2.3%)
AMC Networks, Inc. - Class A *	23,158	1,138
Cable One, Inc.	2,633	3,304
Cinemark Holdings, Inc.	55,908	2,160
John Wiley & Sons, Inc. - Class A	23,093	1,015
Live Nation Entertainment, Inc. *	72,930	4,838
Meredith Corp.	21,014	770
The New York Times Co. - Class A	75,375	2,147
TEGNA, Inc.	113,618	1,764
Telephone and Data Systems, Inc.	51,167	1,320
World Wrestling Entertainment, Inc.- Class A	24,942	1,775
Yelp, Inc. *	33,896	1,178

Total		21,409

Consumer Discretionary (12.2%)
Aaron’s, Inc.	35,423	2,276
Adient PLC	45,660	1,048
Adtalem Global Education, Inc. *	28,803	1,097
American Eagle Outfitters, Inc.	83,292	1,351
AutoNation, Inc. *	30,831	1,563
Bed Bath & Beyond, Inc.	67,008	713
Boyd Gaming Corp.	41,965	1,005
Brinker International, Inc.	19,666	839
Brunswick Corp.	44,956	2,343
Caesars Entertainment Corp. *	291,458	3,398
Carter’s, Inc.	23,462	2,140
The Cheesecake Factory, Inc.	21,534	898
Churchill Downs, Inc.	18,686	2,307
Cracker Barrel Old Country Store, Inc.	12,609	2,051
Dana Holding Corp.	75,475	1,090
Deckers Outdoor Corp. *	15,146	2,232
Delphi Technologies PLC	45,683	612
Dick’s Sporting Goods, Inc.	34,553	1,410
Dillard’s, Inc. - Class A	5,356	354
Domino’s Pizza, Inc.	21,624	5,289
Dunkin’ Brands Group, Inc.	43,379	3,443
Eldorado Resorts, Inc. *	34,258	1,366
Etsy, Inc. *	63,172	3,569

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Five Below, Inc. *	29,193	3,681
Foot Locker, Inc.	57,530	2,483
Gentex Corp.	133,610	3,679
The Goodyear Tire & Rubber Co.	121,939	1,756
Graham Holdings Co. - Class B	2,282	1,514
GrubHub, Inc. *	47,908	2,693
Helen of Troy, Ltd. *	13,167	2,076
International Speedway Corp. - Class A	12,511	563
Jack in the Box, Inc.	13,543	1,234
KB Home	44,847	1,525
Marriott Vacations Worldwide Corp.	20,316	2,105
Mattel, Inc. *	181,206	2,064
Murphy USA, Inc. *	15,760	1,344
Ollie’s Bargain Outlet Holdings, Inc. *	28,679	1,682
Papa John’s International, Inc.	11,502	602
Penn National Gaming, Inc. *	57,119	1,064
Polaris Industries, Inc.	30,131	2,652
Pool Corp.	20,936	4,223
Sally Beauty Holdings, Inc. *	63,216	941
Scientific Games Corp. - Class A *	28,331	577
Service Corp. International	95,634	4,572
Six Flags Entertainment Corp.	41,141	2,090
Skechers USA, Inc. - Class A *	70,142	2,620
Sotheby’s *	17,112	975
Tempur Sealy International, Inc. *	24,146	1,864
Texas Roadhouse, Inc.	34,297	1,801
Thor Industries, Inc.	28,876	1,636
Toll Brothers, Inc.	67,753	2,781
TRI Pointe Homes, Inc. *	74,604	1,122
Urban Outfitters, Inc. *	36,990	1,039
Visteon Corp. *	14,660	1,210
Weight Watchers International, Inc. *	24,352	921
The Wendy’s Co.	96,747	1,933
Williams-Sonoma, Inc.	41,011	2,788
Wyndham Destinations, Inc.	48,366	2,226
Wyndham Hotels & Resorts, Inc.	50,571	2,617

Total		113,047

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)

Consumer Staples (2.8%)
The Boston Beer Co., Inc. - Class A *	4,817	1,754
Casey’s General Stores, Inc.	19,282	3,107
Edgewell Personal Care Co. *	28,403	923
Energizer Holdings, Inc.	33,605	1,465
Flowers Foods, Inc.	100,940	2,335
The Hain Celestial Group, Inc. *	42,084	904
Ingredion, Inc.	34,994	2,860
Lancaster Colony Corp.	10,381	1,439
Nu Skin Enterprises, Inc.	29,130	1,239
Pilgrim’s Pride Corp. *	27,456	880
Post Holdings, Inc. *	36,019	3,812
Sanderson Farms, Inc.	10,340	1,565
Spectrum Brands Holdings, Inc.	3,306	174
Sprouts Farmers Market, Inc. *	61,941	1,198
Tootsie Roll Industries, Inc.	8,847	329
TreeHouse Foods, Inc. *	29,473	1,634

Total		25,618

Energy (2.1%)
Antero Midstream Corp.	135,559	1,003
Apergy Corp. *	40,622	1,099
Chesapeake Energy Corp. *	591,432	834
CNX Resources Corp. *	98,362	714
Core Laboratories NV	23,265	1,085
EQT Corp.	133,990	1,426
Equitrans Midstream Corp.	106,995	1,557
Matador Resources Co. *	57,502	950
Murphy Oil Corp.	80,834	1,787
Oasis Petroleum, Inc. *	151,917	526
Oceaneering International, Inc. *	51,881	703
Patterson-UTI Energy, Inc.	106,252	908
PBF Energy, Inc.	53,444	1,453
Southwestern Energy Co. *	283,878	548
Transocean, Ltd. *	301,593	1,348
World Fuel Services Corp.	34,288	1,369
WPX Energy, Inc. *	221,514	2,346

Total		19,656

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)

Financials (16.4%)
Alleghany Corp. *	7,567	6,037
American Financial Group, Inc.	39,149	4,222
Associated Banc-Corp.	85,044	1,722
BancorpSouth Bank	49,101	1,454
Bank of Hawaii Corp.	21,305	1,831
Bank OZK	63,395	1,729
Brighthouse Financial, Inc. *	58,426	2,364
Brown & Brown, Inc.	122,431	4,415
Cathay General Bancorp	39,765	1,381
CNO Financial Group, Inc.	81,806	1,295
Commerce Bancshares, Inc.	51,799	3,142
Cullen / Frost Bankers, Inc.	29,901	2,648
East West Bancorp, Inc.	76,328	3,381
Eaton Vance Corp.	59,282	2,664
Evercore, Inc. - Class A	20,910	1,675
F.N.B. Corp.	170,371	1,964
FactSet Research Systems, Inc.	20,062	4,874
Federated Investors, Inc. - Class B	50,412	1,634
First American Financial Corp.	58,787	3,469
First Financial Bankshares, Inc.	71,221	2,374
First Horizon National Corp.	163,870	2,655
FirstCash, Inc.	22,531	2,065
Fulton Financial Corp.	87,196	1,411
Genworth Financial, Inc. - Class A *	263,950	1,161
Green Dot Corp. - Class A *	25,001	631
Hancock Holding Co.	47,571	1,822
Hanover Insurance Group, Inc.	20,743	2,811
Home BancShares, Inc.	81,676	1,535
Interactive Brokers Group, Inc. - Class A	40,248	2,165
International Bancshares Corp.	30,301	1,170
Janus Henderson Group PLC	83,419	1,874
Jefferies Financial Group, Inc.	132,220	2,433
Kemper Corp.	32,840	2,560
Legg Mason, Inc.	42,763	1,633
LendingTree, Inc. *	4,019	1,248
Mercury General Corp.	14,224	795
Navient Corp.	106,371	1,362
New York Community Bancorp, Inc.	245,095	3,076
Old Republic International Corp.	149,465	3,523

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)

Financials continued
PacWest Bancorp	61,990	2,253
Pinnacle Financial Partners, Inc.	37,933	2,153
Primerica, Inc.	21,963	2,794
Prosperity Bancshares, Inc.	36,213	2,558
Reinsurance Group of America, Inc.	32,913	5,262
RenaissanceRe Holdings, Ltd.	23,160	4,480
SEI Investments Co.	66,528	3,942
Selective Insurance Group, Inc.	31,135	2,341
Signature Bank	28,703	3,422
SLM Corp.	223,717	1,974
Sterling Bancorp	107,611	2,159
Stifel Financial Corp.	36,492	2,094
Synovus Financial Corp.	80,929	2,894
TCF Financial Corp.	80,490	3,064
Texas Capital Bancshares, Inc. *	26,380	1,442
Trustmark Corp.	33,773	1,152
UMB Financial Corp.	22,645	1,462
Umpqua Holdings Corp.	115,477	1,901
United Bankshares, Inc.	53,424	2,023
Valley National Bancorp	174,000	1,891
W.R. Berkley Corp.	75,889	5,481
Washington Federal, Inc.	41,640	1,540
Webster Financial Corp.	48,331	2,265
Wintrust Financial Corp.	29,729	1,921

Total		152,673

Health Care (9.5%)
Acadia Healthcare Co., Inc. *	46,425	1,443
Allscripts Healthcare Solutions, Inc. *	87,396	960
Amedisys, Inc. *	16,873	2,210
Avanos Medical, Inc. *	25,020	937
Bio-Rad Laboratories, Inc. - Class A *	11,272	3,751
Bio-Techne Corp.	19,962	3,906
Cantel Medical Corp.	19,274	1,442
Catalent, Inc. *	76,578	3,650
Charles River Laboratories International, Inc. *	25,596	3,388
Chemed Corp.	8,350	3,487
Covetrus, Inc. *	51,091	607
Encompass Health Corp.	51,732	3,274
Exelixis, Inc. *	158,851	2,809
Globus Medical, Inc. - Class A *	40,195	2,055

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Haemonetics Corp. *	26,625	3,358
HealthEquity, Inc. *	37,035	2,116
Hill-Rom Holdings, Inc.	35,039	3,687
ICU Medical, Inc. *	10,079	1,609
Integra LifeSciences Holdings Corp. *	37,231	2,236
Ligand Pharmaceuticals, Inc. - Class B *	9,970	992
LivaNova PLC *	25,378	1,873
Masimo Corp. *	25,728	3,828
Medidata Solutions, Inc. *	32,651	2,987
MEDNAX, Inc. *	44,163	999
Molina Healthcare, Inc. *	32,887	3,608
NuVasive, Inc. *	27,294	1,730
Patterson Cos., Inc.	45,098	804
Penumbra, Inc. *	16,787	2,258
PRA Health Sciences, Inc. *	32,931	3,268
Prestige Brands Holdings, Inc. *	26,347	914
Repligen Corp. *	24,322	1,865
STERIS PLC	44,412	6,417
Syneos Health, Inc. *	32,562	1,733
Tenet Healthcare Corp. *	54,250	1,200
United Therapeutics Corp. *	22,996	1,834
West Pharmaceutical Services, Inc.	38,676	5,485

Total		88,720

Industrials (15.5%)
Acuity Brands, Inc.	20,924	2,820
AECOM *	82,716	3,107
AGCO Corp.	33,185	2,512
ASGN, Inc. *	27,742	1,744
Avis Budget Group, Inc. *	30,682	867
Axon Enterprise, Inc. *	31,075	1,764
The Brink’s Co.	26,221	2,175
Carlisle Cos., Inc.	29,685	4,320
Clean Harbors, Inc. *	26,952	2,081
Colfax Corp. *	43,812	1,273
Crane Co.	26,722	2,155
Curtiss-Wright Corp.	22,409	2,899
Deluxe Corp.	22,514	1,107
Donaldson Co., Inc.	66,878	3,483
Dycom Industries, Inc. *	16,516	843
EMCOR Group, Inc.	29,438	2,535
EnerSys	22,279	1,469
Fluor Corp.	73,381	1,404
GATX Corp.	18,722	1,452
Genesee & Wyoming, Inc. - Class A *	29,688	3,281
Graco, Inc.	87,476	4,027
Granite Construction, Inc.	24,564	789

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Healthcare Services Group, Inc.	38,867	944
Herman Miller, Inc.	30,969	1,427
HNI Corp.	22,485	798
Hubbell, Inc.	28,533	3,749
Insperity, Inc.	20,303	2,002
ITT, Inc.	46,149	2,824
JetBlue Airways Corp. *	155,369	2,602
KAR Auction Services, Inc.	69,997	1,718
Kennametal, Inc.	43,245	1,329
Kirby Corp. *	31,414	2,581
Knight-Swift Transportation Holdings	64,383	2,337
Landstar System, Inc.	20,783	2,340
Lennox International, Inc.	18,481	4,490
Lincoln Electric Holdings, Inc.	32,398	2,811
ManpowerGroup, Inc.	31,382	2,644
MasTec, Inc. *	31,615	2,053
MSA Safety, Inc.	18,681	2,038
MSC Industrial Direct Co., Inc. - Class A	23,603	1,712
Nordson Corp.	26,833	3,925
NOW, Inc. *	57,056	654
nVent Electric PLC	81,592	1,798
Old Dominion Freight Line, Inc.	33,566	5,705
Oshkosh Corp.	35,868	2,719
Owens Corning, Inc.	57,053	3,606
Regal Beloit Corp.	21,992	1,602
Resideo Technologies, Inc. *	64,388	924
Ryder System, Inc.	27,970	1,448
Stericycle, Inc. *	47,786	2,434
Teledyne Technologies, Inc. *	19,078	6,143
Terex Corp.	34,352	892
Tetra Tech, Inc.	28,659	2,486
The Timken Co.	35,890	1,562
The Toro Co.	55,904	4,098
Trex Co., Inc. *	30,639	2,786
Trinity Industries, Inc.	53,648	1,056
Valmont Industries, Inc.	11,345	1,571
Watsco, Inc.	17,104	2,894
Werner Enterprises, Inc.	23,224	820
Woodward, Inc.	29,514	3,183
XPO Logistics, Inc. *	48,342	3,460

Total		144,272

Information Technology (14.9%)
ACI Worldwide, Inc. *	61,208	1,917
Arrow Electronics, Inc. *	43,600	3,252
Avnet, Inc.	54,341	2,417
Belden, Inc.	20,261	1,081
Blackbaud, Inc.	25,787	2,330

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
CACI International, Inc. - Class A *	13,049	3,018
CDK Global, Inc.	63,560	3,057
Ciena Corp. *	81,345	3,191
Cirrus Logic, Inc. *	30,490	1,634
Cognex Corp.	89,499	4,397
Coherent, Inc. *	12,577	1,933
CommVault Systems, Inc. *	21,798	975
CoreLogic, Inc. *	42,024	1,944
Cree, Inc. *	56,101	2,749
Cypress Semiconductor Corp.	193,677	4,520
Fair Isaac Corp. *	15,154	4,600
First Solar, Inc. *	39,796	2,309
II-VI, Inc. *	45,130	1,589
InterDigital, Inc.	16,324	857
j2 Global, Inc.	24,371	2,213
Jabil Circuit, Inc.	72,981	2,611
KBR, Inc.	74,235	1,822
Littelfuse, Inc.	12,895	2,286
LiveRamp Holdings, Inc. *	35,472	1,524
LogMeIn, Inc.	25,925	1,840
Lumentum Holdings, Inc. *	40,328	2,160
Manhattan Associates, Inc. *	33,733	2,721
MAXIMUS, Inc.	33,464	2,585
MKS Instruments, Inc.	28,573	2,637
Monolithic Power Systems	21,091	3,282
National Instruments Corp.	62,247	2,614
NCR Corp. *	66,816	2,109
NetScout Systems, Inc. *	35,009	807
Perspecta, Inc.	72,346	1,890
Plantronics, Inc.	17,019	635
PTC, Inc. *	54,362	3,706
Sabre Corp.	143,522	3,214
Science Applications International Corp.	25,721	2,247
Semtech Corp. *	34,890	1,696
Silicon Laboratories, Inc. *	22,731	2,531
Synaptics, Inc. *	17,259	689
SYNNEX Corp.	21,428	2,419
Tech Data Corp. *	18,670	1,946
Teradata Corp. *	59,837	1,855
Teradyne, Inc.	89,123	5,161
Trimble Navigation, Ltd. *	132,044	5,125
Tyler Technologies, Inc. *	20,234	5,311
Universal Display Corp.	22,234	3,733
Versum Materials, Inc.	57,289	3,032
ViaSat, Inc. *	30,217	2,276
Vishay Intertechnology, Inc.	69,406	1,175
WEX, Inc. *	22,694	4,586

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Zebra Technologies Corp. - Class A *	28,380	5,857

Total		138,065

Materials (5.9%)
Allegheny Technologies, Inc. *	66,119	1,339
AptarGroup, Inc.	33,585	3,978
Ashland Global Holdings, Inc.	31,739	2,446
Cabot Corp.	30,303	1,373
Carpenter Technology Corp.	24,996	1,291
The Chemours Co.	85,734	1,281
Commercial Metals Co.	61,842	1,075
Compass Minerals International, Inc.	17,770	1,004
Domtar Corp.	32,820	1,175
Eagle Materials, Inc.	22,038	1,984
Grief, Inc. - Class A	13,770	522
Ingevity Corp. *	21,951	1,862
Louisiana-Pacific Corp.	64,826	1,593
Minerals Technologies, Inc.	18,388	976
NewMarket Corp.	3,872	1,828
Olin Corp.	86,162	1,613
Owens-Illinois, Inc.	81,526	837
PolyOne Corp.	40,313	1,316
Reliance Steel & Aluminum Co.	34,955	3,484
Royal Gold, Inc.	34,381	4,236
RPM International, Inc.	68,002	4,679
The Scotts Miracle-Gro Co. - Class A	20,664	2,104
Sensient Technologies Corp.	22,193	1,524
Silgan Holdings, Inc.	40,812	1,226
Sonoco Products Co.	52,483	3,055
Steel Dynamics, Inc.	115,170	3,432
United States Steel Corp.	89,542	1,034
Valvoline, Inc.	98,691	2,174
Worthington Industries, Inc.	19,436	701

Total		55,142

Real Estate (11.2%)
Alexander & Baldwin, Inc.	35,612	873
American Campus Communities, Inc.	72,057	3,464
Brixmor Property Group, Inc.	156,197	3,169
Camden Property Trust	50,778	5,637
CoreCivic, Inc.	62,457	1,079
CoreSite Realty Corp.	19,346	2,357
Corporate Office Properties Trust	58,709	1,748
Cousins Properties, Inc.	76,966	2,893
CyrusOne, Inc.	59,360	4,695

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Douglas Emmett, Inc.	86,391	3,700
EastGroup Properties, Inc.	19,697	2,463
EPR Properties	40,673	3,126
First Industrial Realty Trust, Inc.	66,333	2,624
The GEO Group, Inc.	63,587	1,103
Healthcare Realty Trust, Inc.	67,779	2,271
Highwoods Properties, Inc.	54,395	2,444
JBG SMITH Properties	61,898	2,427
Jones Lang LaSalle, Inc.	27,019	3,757
Kilroy Realty Corp.	48,716	3,794
Lamar Advertising Co. - Class A	45,077	3,693
Liberty Property Trust	82,740	4,247
Life Storage, Inc.	24,464	2,579
Mack-Cali Realty Corp.	47,489	1,029
Medical Properties Trust, Inc.	234,046	4,578
National Retail Properties, Inc.	90,010	5,077
OMEGA Healthcare Investors, Inc.	113,566	4,746
Park Hotels & Resorts, Inc.	125,724	3,139
Pebblebrook Hotel Trust	68,507	1,906
Potlatch Corp.	35,234	1,448
PS Business Parks, Inc.	10,501	1,911
Rayonier, Inc.	67,981	1,917
Sabra Health Care REIT, Inc.	99,386	2,282
Senior Housing Properties Trust	124,675	1,154
Service Properties Trust	86,241	2,224
Spirit Realty Capital, Inc.	47,255	2,262
Tanger Factory Outlet Centers, Inc.	49,056	759
Taubman Centers, Inc.	32,099	1,311
Uniti Group, Inc.	101,289	786
Urban Edge Properties	60,367	1,195
Weingarten Realty Investors	63,429	1,848

Total		103,715

Utilities (4.8%)
ALLETE, Inc.	27,090	2,368
Aqua America, Inc.	113,158	5,073
Black Hills Corp.	32,023	2,457
Hawaiian Electric Industries, Inc.	57,148	2,606
IDACORP, Inc.	26,429	2,978
MDU Resources Group, Inc.	104,391	2,943
National Fuel Gas Co.	45,265	2,124

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
New Jersey Resources Corp.	47,188	2,134
NorthWestern Corp.	26,453	1,985
OGE Energy Corp.	104,977	4,764
ONE Gas, Inc.	27,655	2,658
PNM Resources, Inc.	41,772	2,175
Southwest Gas Holdings, Inc.	28,489	2,594
Spire, Inc.	26,645	2,324
UGI Corp.	109,583	5,509

Total		44,692

Total Common Stocks (Cost: $713,325)		907,009

Short-Term Investments (2.3%)

Commercial Paper (0.9%)
Exxon Mobil Corp. 0.000%, 11/12/19	1,500,000	1,497
Marriott International, Inc.
0.000%, 10/15/19 144A	300,000	300
Pfizer, Inc.
0.000%, 3/5/20 144A	1,500,000	1,487
Societe Generale SA
0.000%, 12/26/19 144A	1,500,000	1,493
Walgreens Boots Alliance, Inc.
0.000%, 10/9/19 144A	750,000	749
0.000%, 10/25/19 144A	750,000	749
The Walt Disney Co.
0.000%, 1/31/20 144A	1,500,000	1,490

Total		7,765

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	9,749,859	9,750

Total		9,750

US Government & Agencies (0.4%)
Federal Home Loan Bank
0.000%, 10/16/19 b	2,000,000	1,998
0.000%, 12/19/19	2,000,000	1,992

Total		3,990

Total Short-Term Investments (Cost: $21,505)		21,505

Short-Term Investments (2.3%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued

Total Investments (99.9%) (Cost: $734,830)@		928,514

Other Assets, Less Liabilities (0.1%)		857

Net Assets (100.0%)		929,371

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P MidCap 400 Futures	Long	USD	11	111	12/19	$21,512	$9	$144

							$9	$144

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$144	$144	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $6,268 representing 0.7% of the net assets.

#	7-Day yield as of 9/30/2019.
b

Cash or securities with an aggregate value of $1,998 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $734,830 and the net unrealized appreciation of investments based on that cost was $193,694 which is comprised of $262,724 aggregate gross unrealized appreciation and $69,030 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$907,009	$—	$—
Short-Term Investments
Money Market Funds	9,750	—	—
All Others	—	11,755	—
Other Financial Instruments^
Futures	9	—	—

Total Assets:	$916,768	$11,755	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand